Supplemental Cash Flow Information	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information
SUPPLEMENTAL CASH FLOW INFORMATION

The balance in property, plant and equipment, net funded with accounts payable and accrued liabilities (including affiliate) was $194.2 million and $213.8 million, as of September 30, 2017 and 2016, respectively.

SUPPLEMENTAL CASH FLOW INFORMATION

The following table provides supplemental disclosure of cash flow information (in thousands):

	Year Ended December 31,
	2016	2015	2014
Cash paid during the period for interest, net of amounts capitalized	$—	$17,456	$—
Noncash capital contribution for forgiveness of debt from affiliate	—	—	8,024
Noncash capital contribution for conveyance of asset from affiliate	143	—	—

The balance in property, plant and equipment, net funded with accounts payable and accrued liabilities (including affiliate) was $145.6 million, $81.1 million and zero, as of December 31, 2016, 2015 and 2014, respectively.